united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LELAND REAL ASSET OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value

	COMMON STOCK - 30.3%
	OIL & GAS - 17.4%
68,711	Berry Petroleum Corp.	$728,336
31,823	California Resources Corp. *	626,277
25,043	Canadian Natural Resources Ltd.	675,410
10,996	Occidental Petroleum Corp.	552,879
		2,582,902
	PIPELINES - 4.5%
18,546	Enbridge, Inc.	669,140

	TRANSPORTATION - 8.4%
31,527	Golar LNG Ltd.	582,619
190,931	Teekay Corp.	656,802
		1,239,421

	TOTAL COMMON STOCK (Cost $5,279,777)	4,491,463

	EXCHANGE TRADED FUND - 7.0%
	EQUITY FUND - 7.0%
10,941	iShares U.S. Basic Materials ETF (Cost $1,129,899)	1,039,504

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 52.2%
	DIVERSIFIED REITs - 8.3%
79,885	New Residential Investment Corp.	1,229,430

	HEALTH CARE REITs - 7.5%
164,296	New Senior Investment Group, Inc.	1,104,069

	HOTEL & RESORT REITs - 5.3%
31,472	Hospitality Properties Trust	786,800

	MORTGAGE REITs - 12.4%
39,943	Granite Point Mortgage Trust, Inc.	766,506
47,142	Starwood Property Trust, Inc.	1,071,066
		1,837,572
	OFFICE PROPERTY REITs - 4.3%
70,927	VEREIT, Inc.	639,052

	REGIONAL MALL REITs - 10.0%
102,969	Pennsylvania Real Estate Investment Trust	669,299
2,756	Simon Property Group, Inc.	440,299
9,037	Taubman Centers, Inc.	368,981
		1,478,579
	SHOPPING CENTER REITs - 4.4%
35,971	Kimco Realty Corp.	664,744

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,610,595)	7,740,246

	SHORT-TERM INVESTMENT - 9.3%
	MONEY MARKET FUND - 9.3%
1,373,315	Invesco Short Term Investments Trust -Treasury Portfolio
	Institutional Class, to yield 2.22% ** (Cost $1,373,315)	1,373,315

	TOTAL INVESTMENTS - 98.8% (Cost $15,393,586)	$14,644,528
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	180,257
	NET ASSETS - 100.0%	$14,824,785

ETF - Exchange Traded Fund
* Non-income producing security
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.
See accompanying notes to financial statements

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares						Fair Value

	COMMON STOCK - 90.1%
	AEROSPACE/DEFENSE - 3.9%
345	Boeing Co. +					$125,583
437	General Dynamics Corp.					79,455
508	Lockheed Martin Corp. +					184,678
281	Northrop Grumman Corp.					90,794
532	Raytheon Co.					92,504
1,742	United Technologies Corp. +					226,808
						799,822
	AGRICULTURE - 1.6%
2,631	Altria Group, Inc. +					124,578
701	Archer-Daniels-Midland Co					28,601
2,313	Philip Morris International, Inc. +					181,640
						334,819
	APPAREL - 0.7%
1,417	NIKE, Inc.					118,957
389	VF Corp.					33,979
						152,936
	AUTO MANUFACTURERS - 0.5%
4,455	Ford Motor Co.					45,575
1,350	General Motors Co.					52,016
						97,591
	BANKS - 5.4%
7,484	Bank of America Corp.					217,036
751	Bank of New York Mellon Corp.					33,157
2,002	Citigroup, Inc.					140,200
300	Goldman Sachs Group, Inc.					61,380
2,806	JPMorgan Chase & Co. +					313,711
1,112	Morgan Stanley					48,717
362	PNC Financial Services Group, Inc.					49,695
1,261	US Bancorp					66,076
3,532	Wells Fargo & Co.					167,134
						1,097,106
	BEVERAGES - 3.2%
5,772	Coca-Cola Co. +					293,910
245	Constellation Brands, Inc.					48,250
542	Monster Beverage Corp. *					34,596
2,082	PepsiCo, Inc. +					273,013
						649,769
	BIOTECHNOLOGY - 1.4%
585	Amgen, Inc.					107,804
771	Celgene Corp. *					71,271
827	Corteva, Inc.* +					24,454
1,299	Gilead Sciences, Inc.					87,760
						291,289
	BUILDING MATERIALS - 0.3%
115	Martin Marietta Materials, Inc.					26,463
218	Vulcan Materials Co.					29,934
						56,397
	CHEMICALS - 3.4%
376	Air Products & Chemicals, Inc.					85,115
225	Celanese Corp.					24,255
1,728	DuPont de Nemours, Inc. +					129,721
485	Ecolab, Inc.					95,758
1,002	Linde PLC					201,202
503	LyondellBasell Industries NV					43,323
434	PPG Industries, Inc.					50,652
153	Sherwin-Williams Co.					70,118
						700,144
	COMMERCIAL SERVICES - 1.7%
502	Automatic Data Processing, Inc.					82,996
1,273	PayPal Holdings, Inc. *					145,708
498	S&P Global, Inc.					113,439
						342,143
See accompanying notes to financial statements
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares						Fair Value

	COMPUTERS - 4.1%
735	Accenture PLC					$135,806
2,596	Apple, Inc.					513,800
671	Cognizant Technology Solutions Corp.					42,535
1,017	International Business Machines Corp.					140,244
						832,385
	COSMETICS/PERSONAL CARE - 2.7%
1,269	Colgate-Palmolive Co.					90,949
298	Estee Lauder Cos, Inc.					54,567
3,714	Procter & Gamble Co.					407,240
						552,756
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
588	American Express Co.					72,583
98	BlackRock, Inc.					45,991
944	Charles Schwab Corp.					37,939
279	CME Group, Inc.					54,157
458	Intercontinental Exchange, Inc.					39,361
1,054	Mastercard, Inc. +					278,815
1,921	Visa, Inc. +					333,390
						862,236
	ELECTRIC - 1.1%
215	American Electric Power Co., Inc.					18,922
140	Consolidated Edison, Inc.					12,275
372	Dominion Energy, Inc.					28,763
338	Duke Energy Corp.					29,825
428	Exelon Corp.					20,518
211	NextEra Energy, Inc.					43,225
205	Public Service Enterprise Group, Inc.					12,058
107	Sempra Energy					14,706
481	Southern Co.					26,590
208	Xcel Energy, Inc.					12,374
						219,256
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,241	Emerson Electric Co.					82,800

	ELECTRONICS - 1.2%
1,463	Honeywell International, Inc. +					255,425

	ENVIRONMENTAL CONTROL - 0.5%
798	Waste Management, Inc.					92,065

	FOOD - 1.3%
878	General Mills, Inc.					46,113
912	Kraft Heinz Co.					28,308
1,125	Kroger Co.					24,424
2,127	Mondelez International, Inc.					114,645
769	Sysco Corp.					54,384
						267,874
	FOREST PRODUCTS & PAPER - 0.2%
700	International Paper Co.					30,324

	HEALTHCARE-PRODUCTS - 2.8%
1,923	Abbott Laboratories					161,724
749	Danaher Corp.					107,047
1,568	Medtronic PLC					152,707
470	Thermo Fisher Scientific, Inc.					138,030
						559,508
	HEALTHCARE-SERVICES - 1.3%
1,065	UnitedHealth Group, Inc.					259,871

	HOUSEHOLD PRODUCTS/WARES - 0.5%
177	Clorox Co.					27,100
478	Kimberly-Clark Corp.					63,708
						90,808
	INSURANCE - 2.1%
1,695	Berkshire Hathaway, Inc.*					361,323
391	Chubb Ltd.					57,590
						418,913
See accompanying notes to financial statements
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares						Fair Value

	INTERNET - 5.8%
324	Alphabet, Inc.*					$350,827
113	Amazon.com, Inc.*					213,980
49	Booking Holdings, Inc.*					91,861
1,843	Facebook, Inc.*					355,699
447	Netflix, Inc.*					164,192
						1,176,559
	IRON/STEEL - 0.1%
476	Nucor Corp.					26,228

	LODGING - 0.2%
315	Marriott International, Inc.					44,191

	MACHINERY-CONSTRUCTION & MINING - 0.8%
1,161	Caterpillar, Inc.					158,233

	MACHINERY-DIVERSIFIED - 0.5%
573	Deere & Co.					94,952

	MEDIA - 3.0%
199	Charter Communications, Inc.*					78,641
5,436	Comcast Corp. +					229,834
2,159	Walt Disney Co. +					301,483
						609,958
	MINING - 0.4%
2,717	Freeport-McMoRan, Inc.					31,544
1,429	Newmont Goldcorp Corp.					54,974
						86,518
	MISCELLANEOUS MANUFACTURING - 2.3%
1,165	3M Co. +					201,941
17,744	General Electric Co.					186,312
561	Illinois Tool Works, Inc.					84,604
						472,857
	OIL & GAS - 4.3%
655	Anadarko Petroleum Corp.					46,217
1,450	Chevron Corp. +					180,438
187	Concho Resources, Inc.					19,295
1,384	ConocoPhillips					84,424
176	Diamondback Energy, Inc.					19,179
660	EOG Resources, Inc.					61,486
2,737	Exxon Mobil Corp.					209,736
331	Hess Corp.					21,042
952	Marathon Oil Corp.					13,528
867	Marathon Petroleum Corp.					48,448
935	Occidental Petroleum Corp.					47,012
590	Phillips 66					55,189
220	Pioneer Natural Resources Co.					33,849
507	Valero Energy Corp.					43,404
						883,247
	OIL&GAS SERVICES - 0.5%
1,137	Halliburton Co.					25,855
1,790	Schlumberger Ltd.					71,135
						96,990
See accompanying notes to financial statements

LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares						Fair Value

	PACKAGING & CONTAINERS - 0.2%
522	Ball Corp.					$36,535

	PHARMACEUTICALS - 5.7%
1,553	AbbVie, Inc.					112,934
1,890	Bristol-Myers Squibb Co.					85,712
1,504	CVS Health Corp.					81,953
1,075	Eli Lilly & Co.					119,099
1,622	Johnson & Johnson					225,912
279	McKesson Corp.					37,495
2,840	Merck & Co., Inc. +					238,134
6,161	Pfizer, Inc. +					266,895
						1,168,134
	PIPELINES - 0.7%
308	Cheniere Energy, Inc.*					21,083
2,625	Kinder Morgan, Inc./DE					54,810
498	ONEOK, Inc.					34,267
1,481	Williams Cos, Inc.					41,527
						151,687
	RETAIL - 6.6%
528	Costco Wholesale Corp.					139,529
1,288	Home Depot, Inc. +					267,865
961	Lowe's Cos, Inc.					96,975
923	McDonald's Corp. +					191,670
88	O'Reilly Automotive, Inc.*					32,500
371	Ross Stores, Inc.					36,774
1,496	Starbucks Corp.					125,410
565	Target Corp.					48,935
1,408	TJX Cos, Inc.					74,455
1,175	Walgreens Boots Alliance, Inc.					64,237
2,146	Walmart, Inc. +					237,112
329	Yum! Brands, Inc.					36,410
						1,351,872
	SEMICONDUCTORS - 3.8%
422	Analog Devices, Inc.					47,631
330	Broadcom, Inc.					94,994
5,180	Intel Corp. +					247,967
1,202	Micron Technology, Inc.*					46,385
641	NVIDIA Corp. +					105,271
1,382	QUALCOMM, Inc.					105,129
1,062	Texas Instruments, Inc.					121,875
						769,252
	SOFTWARE - 4.6%
523	Adobe, Inc.*					154,102
270	Intuit, Inc.					70,559
3,012	Microsoft Corp.					403,488
2,622	Oracle Corp. +					149,375
803	salesforce.com, Inc.*					121,839
183	ServiceNow, Inc. *					50,246
						949,609
	TELECOMMUNICATIONS - 2.7%
3,762	AT&T, Inc.					126,065
490	CenturyLink, Inc.					5,762
5,027	Cisco Systems, Inc. +					275,128
163	T-Mobile US, Inc.*					12,085
2,132	Verizon Communications, Inc.					121,801
122	Zayo Group Holdings, Inc.*					4,015
						544,856
	TRANSPORTATION - 3.4%
1,558	CSX Corp.					120,542
473	FedEx Corp.					77,662
537	Norfolk Southern Corp.					107,040
1,463	Union Pacific Corp. +					247,408
1,391	United Parcel Service, Inc.					143,649
						696,301

	TOTAL COMMON STOCK (Cost $14.588,845)					18,364,216

	REAL ESTATE INVESTMENT TRUSTS - 1.0%
233	Simon Property Group, Inc.					37,224
380	American Tower Corp.					77,691
353	Crown Castle International Corp.					46,013
499	Prologis, Inc.					39,970
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $162,875)					200,898

See accompanying notes to financial statements
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares						Fair Value

	SHORT-TERM INVESTMENT - 4.5%
	MONEY MARKET FUND - 4.5%
909,562	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 2.22% ** (Cost $909,562)					$909,562

	TOTAL INVESTMENTS - 95.6% (Cost $15,661,282)					$19,474,676
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%					903,094
	NET ASSETS - 100.0%					$20,377,770

PLC - Public Limited Company
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.
+ All or a portion of the security is segregated as collateral for swap contracts at June 30, 2019. Total collateral had a value of $2,672,800 at June 30, 2019.
SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at June 30, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value and Net Unrealized Gain
BNP Paribas	Index Swap	0.50%	Index Return	7/1/2019	$17,627,258	$632,074
BNP Paribas	Basket Swap ^	1-Month LIBOR + 0.50%	Basket Return	7/1/2019	2,994,349	303,922
				Net Unrealized Gain from Open Swap Contracts		$935,996

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
^ The following table represents the individual common stock exposure comprising the BNP Paribas Equity Basket Swap as on June 30, 2019.

BNP Paribas Equity Basket Swap
Shares	Description				Fair Value	% of Basket
400	Alphabet, Inc. - Cl. A				$433,120	13.1%
2,500	Apple, Inc.				494,800	15.0%
400	Amazon.com, Inc.				757,452	23.0%
750	Boeing, Inc.				273,008	8.3%
1,000	Chevron Corp.				124,440	3.8%
2,750	Exxon Mobil Corp.				210,733	6.4%
1,000	Facebook, Inc.				193,000	5.8%
1,500	Johnson & Johnson				208,920	6.3%
4,500	Microsoft Corp.				602,820	18.3%
					$3,298,293	100.0%
See accompanying notes to financial statements

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares						Fair Value

	COMMON STOCK - 90.4%
	AEROSPACE/DEFENSE - 2.4%
3,749	Boeing Co.					$1,364,674
1,797	Lockheed Martin Corp.					653,281
6,162	United Technologies Corp.					802,292
						2,820,247
	AGRICULTURE - 0.6%
5,788	Altria Group, Inc.					274,062
5,096	Philip Morris International, Inc.					400,189
						674,251
	BANKS - 0.5%
4,913	Bank of America Corp.					142,477
1,315	Citigroup, Inc.					92,089
1,843	JPMorgan Chase & Co.					206,047
2,320	Wells Fargo & Co.					109,782
						550,395
	BEVERAGES - 1.1%
12,713	Coca-Cola Co.					647,346
4,585	PepsiCo, Inc.					601,231
						1,248,577
	BIOTECHNOLOGY - 0.4%
1,913	Corteva, Inc. *					56,567
1,009	Illumina, Inc. *					371,463
						428,030
	CHEMICALS - 0.7%
454	Air Products & Chemicals, Inc.					102,772
2,079	DuPont de Nemours, Inc.					156,071
585	Ecolab, Inc.					115,502
1,208	Linde PLC					242,566
605	LyondellBasell Industries NV					52,109
523	PPG Industries, Inc.					61,039
184	Sherwin-Williams Co.					84,325
						814,384
	COMMERCIAL SERVICES - 9.9%
22,746	Automatic Data Processing, Inc.					3,760,596
1,829	CoStar Group, Inc. *					1,013,376
28,607	PayPal Holdings, Inc. + *					3,274,357
17,151	Square, Inc. *					1,243,962
9,346	Total System Services, Inc.					1,198,811
8,029	Verisk Analytics, Inc.					1,175,927
						11,667,029
	COMPUTERS - 9.6%
15,250	Accenture PLC +					2,817,743
10,991	Apple, Inc.					2,175,339
6,468	Check Point Software Technologies Ltd. *					747,765
30,377	Cognizant Technology Solutions Corp.					1,925,598
13,836	DXC Technology Co.					763,055
21,026	International Business Machines Corp. +					2,899,485
						11,328,985
	COSMETICS/PERSONAL CARE - 0.9%
2,795	Colgate-Palmolive Co.					200,318
8,178	Procter & Gamble Co.					896,718
						1,097,036
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
387	American Express Co.					47,771
8,227	Mastercard, Inc. +					2,176,288
13,880	Visa, Inc. +					2,408,874
						4,632,933
	ELECTRONICS - 0.9%
2,260	Agilent Technologies, Inc.					168,754
5,178	Honeywell International, Inc.					904,027
						1,072,781
See accompanying notes to financial statements
LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares						Fair Value

	FOOD - 0.2%
4,686	Mondelez International, Inc.					$252,575

	FOREST PRODUCTS & PAPER - 0.0% ^
843	International Paper Co.					36,519

	HEALTHCARE-PRODUCTS - 5.9%
13,470	Abbott Laboratories					1,132,827
615	Align Technology, Inc. *					168,326
4,170	Baxter International, Inc.					341,523
1,807	Becton Dickinson and Co.					455,382
9,400	Boston Scientific Corp. *					404,012
5,247	Danaher Corp.					749,901
1,644	Edwards Lifesciences Corp. *					303,713
637	IDEXX Laboratories, Inc. *					175,385
828	Intuitive Surgical, Inc. *					434,327
10,967	Medtronic PLC					1,068,076
2,646	Stryker Corp.					543,965
3,291	Thermo Fisher Scientific, Inc.					966,501
1,592	Zimmer Biomet Holdings, Inc.					187,442
						6,931,380
	HEALTHCARE-SERVICES - 2.7%
1,966	Anthem, Inc.					554,825
3,051	Centene Corp. *					159,994
2,235	HCA Healthcare, Inc.					302,105
929	Humana, Inc.					246,464
755	Laboratory Corp of America Holdings *					130,540
7,212	UnitedHealth Group, Inc.					1,759,800
						3,153,728
	HOUSEHOLD PRODUCTS/WARES - 0.1%
1,053	Kimberly-Clark Corp.					140,344

	INSURANCE - 0.2%
1,113	Berkshire Hathaway, Inc. *					237,258

	INTERNET - 15.0%
3,178	Alphabet, Inc. * +					3,441,138
167	Amazon.com, Inc. *					316,236
7,872	CDW Corp.					873,792
47,661	eBay, Inc.					1,882,610
13,954	Facebook, Inc. * +					2,693,122
3,440	IAC/InterActiveCorp *					748,303
1,779	MercadoLibre, Inc. *					1,088,339
8,424	Netflix, Inc. * +					3,094,304
5,054	Palo Alto Networks, Inc. *					1,029,803
40,833	Twitter, Inc. *					1,425,072
5,296	VeriSign, Inc. *					1,107,711
						17,700,430
	MACHINERY - CONTRUCTION & MINING - 0.5%
4,112	Caterpillar, Inc.					560,424

	MEDIA - 0.3%
513	Altice USA, Inc. *					12,492
1,769	Comcast Corp.					74,793
703	Walt Disney Co.					98,167
3,273	Freeport-McMoRan, Inc.					38,000
1,723	Newmont GoldCorp Corp.					66,284
						289,736
	MISCELLANEOUS MANUFACTURING - 1.2%
4,125	3M Co.					715,028
62,621	General Electric Co.					657,521
						1,372,549
See accompanying notes to financial statements
LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares						Fair Value

	OIL & GAS - 0.5%
382	Anadarko Petroleum Corp.					$26,954
1,430	Chevron Corp.					177,949
808	ConocoPhillips					49,288
385	EOG Resources, Inc.					35,867
3,204	Exxon Mobil Corp.					245,523
506	Marathon Petroleum Corp.					28,275
545	Occidental Petroleum Corp.					27,403
344	Phillips 66					32,178
						623,437
	OIL & GAS SERVICES - 0.0% ^
1,045	Schlumberger Ltd.					41,528

	PHARMACEUTICALS - 1.4%
877	AbbVie, Inc.					63,775
2,867	Cigna Corp.					451,696
10,525	CVS Health Corp.					573,507
607	Eli Lilly & Co.					67,250
1,764	Johnson & Johnson					245,690
1,606	Merck & Co., Inc.					134,663
3,481	Pfizer, Inc.					150,797
						1,687,378
	PIPELINES - 0.0% ^
1,533	Kinder Morgan, Inc.					32,009

	RETAIL - 0.6%
419	Home Depot, Inc.					87,139
2,588	Walgreens Boots Alliance, Inc.					141,486
4,729	Walmart, Inc.					522,507
						751,132
	SEMICONDUCTORS - 1.6%
941	Analog Devices, Inc.					106,211
2,400	Applied Materials, Inc.					107,784
737	Broadcom, Inc.					212,153
11,573	Intel Corp.					554,000
2,681	Micron Technology, Inc. *					103,460
1,429	NVIDIA Corp.					234,685
3,081	QUALCOMM, Inc.					234,372
2,371	Texas Instruments, Inc.					272,096
						1,824,761
	SOFTWARE - 26.4%
33,345	Activision Blizzard, Inc.					1,573,884
8,372	Adobe, Inc. * +					2,466,810
4,297	ANSYS, Inc. *					880,112
10,920	Autodesk, Inc. *					1,778,868
13,653	Cadence Design Systems, Inc. *					966,769
2,678	Cerner Corp.					196,297
15,740	Electronic Arts, Inc. *					1,593,832
12,238	Intuit, Inc.					3,198,157
74	j2 Global, Inc.					6,578
24,948	Microsoft Corp. +					3,342,034
55,561	Oracle Corp. +					3,165,310
7,900	Red Hat, Inc. *					1,483,304
23,346	salesforce.com, Inc. *					3,542,289
8,281	ServiceNow, Inc. *					2,273,714
7,167	Splunk, Inc. *					901,250
7,194	Synopsys, Inc. *					925,796
5,731	Twilio, Inc. *					781,422
994	Veeva Systems, Inc. *					161,137
3,633	VMware, Inc.					607,474
6,366	Workday, Inc. *					1,308,722
						31,153,759
	TELECOMMUNICATIONS - 1.3%
12,853	AT&T, Inc.					430,704
1,677	CenturyLink, Inc.					19,722
11,207	Cisco Systems, Inc.					613,359
136	GCI Liberty, Inc. *					8,359
1,193	Sprint Corp. *					7,838
173	Telephone & Data Systems, Inc.					5,259
559	T-Mobile US, Inc. *					41,444
7,286	Verizon Communications, Inc.					416,249
420	Zayo Group Holdings, Inc. *					13,822
						1,556,756
See accompanying notes to financial statements
LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares						Fair Value

	TRANSPORTATION - 1.6%
5,513	CSX Corp.					$426,541
5,181	Union Pacific Corp.					876,159
4,931	United Parcel Service, Inc.					509,224
						1,811,924

	TOTAL COMMON STOCK (Cost $87,840,382)					106,492,275

	REAL ESTATE INVESTMENT TRUST - 0.0% ^
250	American Tower Corp (Cost $44,300)					51,113

	SHORT-TERM INVESTMENT - 3.7%
	MONEY MARKET FUND - 3.7%
4,332,507	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 2.22% ** (Cost $4,332,507)					4,332,507

	TOTAL INVESTMENTS - 94.1% (Cost $92,217,189)					$110,875,895
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%					6,967,369
	NET ASSETS - 100.0%					$117,843,264

PLC - Public Limited Company
^ Represent less than 0.1%.
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.
+ All or a portion of the security is segregated as collateral for swap contracts at June 30, 2019. Total collateral had a value of $8,058,089 at June 30, 2019.
SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at June 30, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value and Net Unrealized Gain
BNP Paribas	Index Swap ~	0.50%	Index Return	7/1/2019	$104,604,578	$3,212,027
BNP Paribas	Basket Swap ^	1-Month LIBOR + 0.50%	Basket Return	7/1/2019	39,533,582	3,905,394
				Net Unrealized Gain from Open Swap Contracts		$7,117,421

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^ The following table represents the individual common stock exposure comprising the BNP Paribas Equity Basket Swap as on June 30, 2019.

BNP Paribas Equity Basket Swap
Shares	Description				Fair Value	% of Basket
18,000	Accenture PLC				$3,325,860	7.7%
15,000	Adobe Systems, Inc.				4,419,750	10.2%
2,800	Alphabet, Inc. - Cl. A				3,031,840	7.0%
22,500	Facebook, Inc.				4,342,500	10.0%
25,000	International Business Machines Corp.				3,447,500	7.9%
17,000	Mastercard, Inc.				4,497,010	10.3%
26,000	Microsoft Corp.				3,482,960	8.0%
10,000	Netflix, Inc.				3,673,200	8.5%
63,000	Oracle Corp.				3,589,110	8.3%
29,000	Paypal Holdings, Inc.				3,319,340	7.6%
13,000	salesforce.com, Inc.				1,972,490	4.5%
25,000	Visa, Inc.				4,338,750	10.0%
					$43,440,310	100.0%

See accompanying notes to financial statements

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
The following is a summary of significant accounting policies followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.
LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 in valuing the Funds' investments measured at fair value:

Leland Real Asset Opportunities Fund
Assets		Level 1	Level 2	Level 3	Total
Investments *
	Common Stock	$4,491,463	$-	$-	$4,491,463
	Exchange Traded Fund	1,039,504	-	-	1,039,504
	Real Estate Investment Trusts	7,740,246	-	-	7,740,246
	Short-Term Investment	1,373,315	-	-	1,373,315
Total		$14,644,528	$-	$-	$14,644,528

Leland Thomson Reuters Private Equity Buyout Index Fund
Assets		Level 1	Level 2	Level 3	Total
Investments *
	Common Stock	$18,364,216	$-	$-	$18,364,216
	Real Estate Investment Trusts	200,898	-	-	200,898
	Short-Term Investment	909,562	-	-	909,562
Total		$19,474,676	$-	$-	$19,474,676

Assets		Level 1	Level 2	Level 3	Total
Derivatives
	Swap Contracts **	$-	$935,996	$-	$935,996

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Leland Thomson Reuters Venture Capital Index Fund
Assets		Level 1	Level 2	Level 3	Total
Investments *
	Common Stock	$106,492,275	$-	$-	$106,492,275
	Real Estate Investment Trust	51,113			51,113
	Short-Term Investment	4,332,507	-	-	4,332,507
Total		$110,875,895	$-	$-	$110,875,895

Assets		Level 1	Level 2	Level 3	Total
Derivatives
	Swap Contracts ***	$-	$7,117,421	$-	$7,117,421

The Funds did not hold any Level 2 or 3 securities during the period.

* See Portfolios of Investments for industry classifications.
** Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of June 30, 2019 the Leland Thomson Reuters Private Equity Buyout Index Fund and Leland Thomson Reuters Venture Capital Index Fund had net unrealized losses from open swap contracts in the amount of $935,996 and $7,117,421 respectively. For the period ended June 30, 2019 The Leland Thomson Reuters Private Equity Index Fund and the Leland Thomson Reuters Venture Capital Index Fund had realized losses of $1,572,836 and $7,540,102, respectively.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2018, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
LELAND REAL ASSET OPPORTUNITIES FUND	$15,965,722	$98,981	$(1,420,175)	$(1,321,194)
LELAND THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX FUND	15,769,575	4,083,789	(378,688)	3,705,101
LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND	92,703,738	19,475,461	(1,303,304)	18,172,157

The derivative instruments outstanding as of June 30, 2019 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 8/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 8/27/2019

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/27/2019